Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$ (25,563,699)	$ (59,999,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest	279,747	(379,916)
Depreciation and amortization	5,691,322	5,601,374
Stock-based compensation expense	2,093,199	27,949,257
Loss on impairment of goodwill and intangibles	6,710,200	412,450
Issuance of common stock for legal settlement		214,740
Changes in assets & liabilities:
Accounts receivable	153,062	(129,465)
Prepaid expenses	389,164	3,487,315
Notes Receivable		(2,000,000)
Other current assets	(189,082)	(492,351)
Trade payables	441,898	6,601,098
Deferred revenue	(107,143)	(698,049)
Accrued interest	374,703	307,912
Accrued and other expenses	6,982,476	210,805
Other liabilities	542,083	625,028
Other long-term assets	125,000	(13,009,686)
Other long-term liabilities		(1,169)
Prior period adjustments to Accumulated Deficit	(32,151)
Net cash used by operating activities	(2,109,221)	(31,299,729)
Cash flow from investing activities
Purchases of property and equipment		(127,265)
Purchases of intangible assets		(1,124,823)
Net cash used in investing activities		(1,252,088)
Cash flow from financing activities
Proceeds from issuance of notes payable	2,270,993
Payments on notes payable - related parties		(15,664)
Net cash provided by financing activities	2,270,993	(15,664)
Effect of exchange rate changes on cash	95,289	4,277
Net change in net cash and restricted cash	257,061	(32,563,204)
Cash and restricted cash at beginning of period	102,766	32,638,970
Cash and restricted cash at end of period	359,826	102,766
Supplemental Disclosure of Cash Flow Information:
Interest paid in cash		483,582
Taxes paid in cash